Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Gains (losses) on financial instruments [abstract]
Schedule of detail, by origin, of gains/losses on financial assets and liability
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2022	2021	2020
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	149	628	1,107
Financial assets at amortized cost	34	89	(31)
Other financial assets and liabilities	115	539	1,138
Of which debt instruments	122	567	1,179
Gains or losses on financial assets and liabilities held for trading, netA	842	1,141	3,211
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	162	132	82
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, netA	968	270	(171)
Gains or losses from hedge accounting, net	74	(46)	51
	2,195	2,125	4,280
A.Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

Schedule of exchange differences, net	As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2022	2021	2020
Exchange differences, net	(542)	(562)	(2,093)

Schedule of detail of asset balances measured at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2022	2021	2020
Loans and receivables:	44,962	34,812	46,589
Central banks	11,595	3,608	9,481
Credit institutions	17,175	13,549	12,139
Customers	16,192	17,655	24,969
Debt instruments	45,079	30,223	41,573
Equity instruments	13,777	19,119	12,849
Derivatives	67,002	54,292	67,137
	170,820	138,446	168,148

Schedule of detail of liability balances measured at fair value through profit or loss
The detail of the amount of the liability balances is as follows:

EUR million
	2022	2021	2020
Deposits	78,299	40,946	43,598
Central banks	7,497	1,645	2,490
Credit institutions	11,754	7,552	6,765
Customer	59,048	31,749	34,343
Marketable debt securities	5,427	5,454	4,440
Short positions	22,515	12,236	16,698
Derivatives	64,891	53,566	64,469
Other financial liabilities	—	—	—
	171,132	112,202	129,205